Condensed Statements of Comprehensive Loss ₪ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023 ILS (₪) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 ILS (₪) shares	Jun. 30, 2022 $ / shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2022 $ / shares
Profit or loss [abstract]
Revenues	₪ 1,475		₪ 382		₪ 1,193
Cost of revenues	(1,008)		(267)		(829)
Gross profit	467		115		364
Research and development expenses, net	(12,188)		(10,184)		(21,490)
Selling and marketing expenses	(1,449)		(481)		(1,591)
General and administrative expenses	(4,468)		(2,511)		(6,492)
Operating loss	(17,638)		(13,061)		(29,209)
Financing expenses	(800)		(869)		(852)
Financing income	685		2,030		5,099
Financing income (expenses), net	(115)		1,161		4,247
Loss for the period	(17,753)		(11,900)		(24,962)
Comprehensive loss for the period	₪ (17,753)		₪ (11,900)		₪ (24,962)
Basic, loss per share (in Dollars per share) | $ / shares		$ (0.64)		$ (1.15)		$ (1.44)
Weighted average of number of shares used to calculate the basic loss per share (in Shares) | shares	27,839,012		10,334,303		17,300,596